Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Leasing Arrangements [Abstract]
Schedule of Maturities of Operating Lease Liabilities

As of December 31, 2024, maturities of operating lease liabilities were as follows:

Operating Leases
Year ending December 31:
2025	$20,923
2026	15,304
2027	11,160
2028	9,557
2029	5,422
Thereafter	4,317
Total lease payments	66,683
Less: imputed interest	(8,184)
Total lease liability	$58,499